                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                               (CORPORATE CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                      Supplement dated May 31, 2007 to the
                      Statement of Additional Information
                            dated December 14, 2006
              as supplemented February 28, 2007 and March 23, 2007


The following information replaces in its entirety the second paragraph under the heading "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS -- TAX MATTERS -- FOREIGN SHAREHOLDERS." on page 25 of the Statement of Additional Information.

"As a consequence of the enactment of the American Jobs Creation of 2004, foreign shareholders may be exempt from U.S. federal income tax on distributions, for taxable years beginning after December 31, 2004 and before January 1, 2008, if the Portfolio designates such distributions as "short-term capital gain dividends" or as "interest-related dividends." Shareholders may obtain refunds of tax withheld from amounts designated as "short-term capital gain dividends" or as "interest-related dividends" by the Portfolio by filing a United States tax return. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S. source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company. Effective for distributions made on or after June 1, 2007, the Portfolio will no longer designate "interest-related dividends" or "short-term capital gain dividends" and therefore, foreign shareholders of the Portfolio will not be able to obtain a tax refund on amounts the Portfolio withholds on distributions paid from qualified interest income or short-term capital gain on or after or such date."

                          SHORT-TERM INVESTMENTS TRUST

                            LIQUID ASSETS PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                               (CORPORATE CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                      Supplement dated May 31, 2007 to the
                      Statement of Additional Information
                            dated December 14, 2006
              as supplemented February 28, 2007 and March 23, 2007


The following information replaces in its entirety the second paragraph under the heading "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS -- TAX MATTERS -- FOREIGN SHAREHOLDERS." on page 25 of the Statement of Additional Information.

"As a consequence of the enactment of the American Jobs Creation of 2004, foreign shareholders may be exempt from U.S. federal income tax on distributions, for taxable years beginning after December 31, 2004 and before January 1, 2008, if the Portfolio designates such distributions as "short-term capital gain dividends" or as "interest-related dividends." Shareholders may obtain refunds of tax withheld from amounts designated as "short-term capital gain dividends" or as "interest-related dividends" by the Portfolio by filing a United States tax return. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S. source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company. Effective for distributions made on or after June 1, 2007, the Portfolio will no longer designate "interest-related dividends" or "short-term capital gain dividends" and therefore, foreign shareholders of the Portfolio will not be able to obtain a tax refund on amounts the Portfolio withholds on distributions paid from qualified interest income or short-term capital gain on or after or such date."